OTHER PROVISIONS (Details) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2014 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)		Dec. 31, 2014 GBP (£)
Bottom of range [member]
OTHER PROVISIONS (Details) [Line Items]
Total expected complaint volume		5.4
Top of range [member]
OTHER PROVISIONS (Details) [Line Items]
Total expected complaint volume		5,800,000
The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions		£ 2,019
Other provisions		4,025	£ 5,552	[1]
Provision used, other provisions		(3,698)
Payments in respect of settlements, reimbursement rights	£ 217
Restructuring provision		179	104
Payment Protection Insurance [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions		1,395
Total Payment Protection Insurance To Date		20,026
Other provisions		1,974
Provision used, other provisions		£ 1,853
Number of Policies Sold		16,000,000
Estimated percentage of policies contacted settled or provided		54.00%
Description of Reactive Complaint Sensitivities		For every additional 1,000 reactive complaintsper week from July 2019 through to the industry deadline of the end of August 2019, the Group wouldexpect an additional charge of approximately £20 million.
Maximum exposure to credit risk		£ 240
Other regulatory provisions [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions		561
Other provisions		707	1,084
Provision used, other provisions		(938)
Arreas Handling [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Total Arrears Handling To Date		793
Arreas Handling [member] | Management Fees and Activities [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions		151
Mis-selling of packaged bank accounts [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Total Packaged Bank Accounts To Date		795
Mis-selling of packaged bank accounts [member] | In respect of complaints | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions		45	245
Relating to the Transitional Service Agreement [member] | TSB Banking Group plc [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions		168
Total TSB Various Ongoing Commitments To Date Today		665
Indemnities and other matters relating to legacy business disposals [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions		£ 122
Provisions			£ 136
HBOS [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions					£ 15
Other provisions	£ 115				115
Percent of accepted offers after compensation assessment		96.00%
Value of offers after compensation assessment		£ 96
Value of accepted offers after compensation assessment		78
ExGratiaPayments		£ 9
Payments in respect of settlements, reimbursement rights					£ 5

[1]	See note 50.